Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net profit (loss) for the year	$ 5,780	$ (5,525)	$ (13,151)
Adjustments for:
Effect of exchange rate differences on cash and cash equivalents and restricted deposits balances	37	(41)	139
Issuance costs		123
Change in fair value of derivative financial instruments	39	2	(462)
Interest income related to debt investments at fair value through OCI	(32)
Change in fair value of debt investments at fair value through profit or loss	2
Change in fair value of short-term investments			199
Change in Israel Innovation Authority liability			(182)
Interest income related to short-term investments			(16)
Interest and other finance expenses related to long-term loan	262	239	172
Interest expenses related to short-term bank loans		102	39
Interest income related to short-term bank deposits	(763)	(103)
Interest portion of lease payments	132	88	11
Depreciation and amortization	912	1,152	2,043
Impairment of goodwill and intangible assets		8,991	1,022
Gain from sale of discontinued operations		(82)
Loss on disposal of property and equipment		8
Share-based payments	2,017	933	1,679
Total adjustments	2,606	11,412	4,644
Changes in asset and liability items:
Trade receivables, net	(1,237)	(204)	(294)
Other receivables	18	353	(3)
Trade payables	(118)	(1,798)	948
Other payables	2,079	55	(489)
Deferred tax assets	(241)	(482)	(344)
Contract liabilities	4	813	638
Changes in operating asset and liability, total	505	(1,263)	456
Net cash provided by (used in) operating activities	8,891	4,624	(8,051)
Cash flows from investing activities
Purchase of debt investments at fair value through OCI	(9,437)
Interest income related to debt investments at fair value through OCI	9
Purchase of debt investments at fair value through profit or loss	(557)
Purchase of short-term investments			(19)
Sale of short-term investments			5,707
Interest income related to short-term investments			16
Interest related to short-term bank deposits	763	103
Investment in long-term deposits	(21)	(51)	(6)
Withdrawal of long-term deposits	7	18
Investment in short-term restricted deposit			(560)
Investment in long-term restricted deposits		(21)	(54)
Withdrawal of short-term restricted deposits		560
Withdrawal of long-term restricted deposits		136	2
Purchase of property and equipment	(99)	(55)	(49)
Proceeds from sale of property and equipment		5
Net cash provided by (used in) investing activities	(9,335)	695	5,037
Cash flows from financing activities
Proceeds from public and private offerings		4,256
Issuance costs in connection with public and private offerings	(102)	(478)
Proceeds from at-the-market offering		768
Issuance costs in connection with at-the-market offering		(164)
Proceeds from exercise of options and warrants	5,521	352
Short-term bank loans received		4,800	2,700
Repayment of short-term bank loans		(6,400)	(1,100)
Interest expenses related to short-term bank loans		(108)	(33)
Long-term loans received		888	1,667
Long-term loans interest payments	(202)	(276)	(172)
Long-term loans principal payments	(122)	(639)	(75)
Other payments related to long-term loans		(500)
Interest portion of lease payments	(132)	(88)	(11)
Principal portion of lease payments	(273)	(198)	(373)
Net cash provided by financing activities	4,690	2,213	2,603
Changes in cash and cash equivalents	4,246	7,532	(411)
Effect of exchange rate changes on cash and cash equivalents	(37)	50	(127)
Cash and cash equivalents at beginning of the year	10,872	3,290	3,828
Cash and cash equivalents at end of the year	15,081	10,872	3,290
Supplemental disclosure of non-cash investing and financing activities:
Addition of right-of-use assets	16	903	40
Proceeds for sale of discontinued operations		$ 82